Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent events

36 Subsequent events

(a)	In February 2023, the subsidiary Braskem Holanda Finance issued US$1 billion in bonds due in 2033, with coupon of 7.25% p.a. and Braskem guarantee.
(b)	In February 2023, Braskem completed the process for acquiring shares and subscribing to new shares issued by Wise Plásticos S.A. (“Wise”), a Brazilian company engaged in mechanical recycling, now holding a 61.1% equity interest in Wise. In this context, Braskem disbursed R$138 million, with the usual considerations for this kind of transaction.
(c)

In March 2023, according to the Note 26.1 (iv), Alagoas State Public Defender’s Office (“DPE”) filed a Public-interest civil action (“ACP”) against the Company, the Federal Government, the State of Alagoas and the Municipality of Maceió seeking, among other claims, the revision of terms of the Flexais Agreement, signed amongst Braskem, the MPF, the MPE, the DPU, and Municipality of Maceió, ratified on October 26, 2022, by the 3rd Federal Court of Alagoas. DPE attributes to the lawsuit the amount of R$1.7 billion, with a request of injunction relief so that the Municipality of Maceió and Braskem initiated the registration of all residents who requested to be relocated and their concomitant inclusion in the Financial Compensation and Support for Relocation Program (“PCF”), or, on a subsidiary basis, the freeze of bank accounts in the same amount of the lawsuit. The injunction relief requests were rejected by court; decision subjected to appeal by DPE. Braskem has already presented contestation.

(d)	In March 2023, according to the Note 26.1 (vii), the State of Alagoas filed a lawsuit, requesting compensation for alleged damages caused to the State. In addition, as an injunction relief, the State of Alagoas requested the blocking of R$ 1.1 billion from Braskem bank accounts, as a guarantee to repair material and non-material damages allegedly suffered by the State Public Administration. On April 19, 2023, this injunction relief request was accepted by the court; that determined the cautionary blocking of approximately R$ 1.1 billion from Company bank accounts. Upon presentation of a performance bond by the Company, on April 23, 2023, the Appellate Court suspended the effectiveness of the decision to block Braskem bank accounts, as previously issued by the Lower Court.